                                                                                                                      October 3, 2016

WILSHIRE MUTUAL FUNDS, INC.

Large Company Growth Portfolio
Investment Class Shares (DTLGX)
Institutional Class Shares (WLCGX)

Large Company Value Portfolio
Investment Class Shares (DTLVX)
Institutional Class Shares (WLCVX)

Small Company Growth Portfolio
Investment Class Shares (DTSGX)
Institutional Class Shares (WSMGX)

Small Company Value Portfolio
Investment Class Shares (DTSVX)
Institutional Class Shares (WSMVX)

Wilshire 5000 IndexSM Fund
Investment Class Shares (WFIVX)
Institutional Class Shares (WINDX)

Wilshire International Equity Fund
Investment Class Shares (WLCTX)
Institutional Class Shares (WLTT X)

Wilshire Income Opportunities Fund
Investment Class Shares (WIORX)
Institutional Class Shares (WIOPX)
 (collectively, the “Funds”)

Supplement to the Summary Prospectuses, Statutory Prospectus, and Statement of Additional Information (“SAI”), each dated May 1, 2016

Change in service providers

Effective immediately, the following changes are made to the Summary Prospectus, Statutory Prospectus, and SAI for each Fund.

•	Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Cincinnati, Ohio 45246, has assumed the duties of Administrator and Fund Accounting Agent for the Funds from SEI Investments Global Funds Services. All references to SEI Investments Global Funds Services in the Statutory Prospectus and SAI are hereby replaced with references to Ultimus.

•	Ultimus Fund Distributors, LLC (“UFD”), located at 225 Pictoria Drive, Cincinnati, Ohio 45246, has assumed the duties of principal underwriter and distributor for the Funds from SEI Investments Distribution Co. All references to SEI Investments Distribution Co. in the Statutory Prospectus and SAI are hereby replaced with references to UFD.

•	The telephone number and email address for the Funds are hereby changed to the following.

By Telephone:	(866) 591-1568

If you have any questions regarding the Funds, please call (866) 591-1568.

Investors Should Retain this Supplement for Future Reference.